Rule 497(e)
                                                          File Nos. 333-70963
                                                                and 811-09201


                          Key Business VUL - Prospectus
           A Flexible Premium Variable Universal Life Insurance Policy
             Offered by Great-West Life & Annuity Insurance Company
                In Connection with its COLI VUL-2 Series Account

      Supplement effective September 1, 2003 to the May 1, 2003 Prospectus


Effective September 1, 2003, the name of the principal underwriter and distributor of the Contracts, BenefitsCorp Equities, Inc. (BCE), changed to GWFS Equities, Inc. All references in the Prospectus to BCE are changed to GWFS Equities, Inc.




      This supplement should be retained with the COLI VUL-2 Series Account
                        Prospectus for future reference.

                                                                  Rule 497(e)
                                                          File Nos. 333-70963
                                                                and 811-09201


             Key Business VUL - Statement of Additional Information
           A Flexible Premium Variable Universal Life Insurance Policy
             Offered by Great-West Life & Annuity Insurance Company
                In connection with its COLI VUL-2 Series Account

       Supplement effective September 1, 2003 to the May 1, 2003 Statement of Additional Information


Effective September 1, 2003, the name of the principal underwriter and distributor of the Contracts, BenefitsCorp Equities, Inc. (BCE), changed to GWFS Equities, Inc. All references in the Statement of Additional Information to BCE are changed to GWFS Equities, Inc.




      This supplement should be retained with the COLI VUL-2 Series Account
           Statement of Additional Information for future reference.